Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of receivables
	December 31, 2020	December 31, 2019
Vendor rebates receivable	$1,337,791	$1,455,248
Credit cards in process of collection	660,441	-
Total receivables	$1,998,232	$1,455,248